Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 0	$ 0
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	2	(15)
Dividend income recognized on equity securities	3	3
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0